Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Classifications of the Company's Derivative Assets and Liabilities

The following table presents the amounts and classifications of the Company’s derivative assets and liabilities as of March 31, 2019 and December 31, 2018, as well as the potential effect of netting arrangements on contracts with the same counterparty (in thousands):

	March 31, 2019
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$19,834	$—	$19,834	$(5,730)	$14,104
Noncurrent commodity derivatives	—	5,805	—	5,805	(1,276)	4,529

Total assets	$—	$25,639	$—	$25,639	$(7,006)	$18,633

Liabilities
Current commodity derivatives	$—	$(11,313)	$—	$(11,313)	$5,730	$(5,583)
Noncurrent commodity derivatives	—	(1,517)	—	(1,517)	1,276	(241)

Total liabilities	$—	$(12,830)	$—	$(12,830)	$7,006	$(5,824)

	December 31, 2018
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$85,728	$—	$85,728	$(3,548)	$82,180
Noncurrent commodity derivatives	—	21,565	—	21,565	(927)	20,638

Total assets	$—	$107,293	$—	$107,293	$(4,475)	$102,818

Liabilities
Current commodity derivatives	$—	$(4,393)	$—	$(4,393)	$3,548	$(845)
Noncurrent commodity derivatives	—	(1,068)	—	(1,068)	927	(141)

Total liabilities	$—	$(5,461)	$—	$(5,461)	$4,475	$(986)

The following table presents the amounts and classifications of the Company’s derivative assets and liabilities as of December 31, 2018 and 2017, as well as the potential effect of netting arrangements on contracts with the same counterparty (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$85,728	$—	$85,728	$(3,548)	$82,180
Noncurrent commodity derivatives	—	21,565	—	21,565	(927)	20,638

Total assets	$—	$107,293	$—	$107,293	$(4,475)	$102,818

Liabilities
Current commodity derivatives	$—	$(4,393)	$—	$(4,393)	$3,548	$(845)
Noncurrent commodity derivatives	—	(1,068)	—	(1,068)	927	(141)

Total liabilities	$—	$(5,461)	$—	$(5,461)	$4,475	$(986)

	December 31, 2017
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$2,856	$—	$2,856	$(2,704)	$152
Noncurrent commodity derivatives	—	2,182	—	2,182	(1,186)	996

Total assets	$—	$5,038	$—	$5,038	$(3,890)	$1,148

Liabilities
Current commodity derivatives	$—	$(11,983)	$—	$(11,983)	$2,704	$(9,279)
Noncurrent commodity derivatives	—	(2,557)	—	(2,557)	1,186	(1,371)

Total liabilities	$—	$(14,540)	$—	$(14,540)	$3,890	$(10,650)